Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Schedule of Non controlling Interest
Amount
Balance, January 1, 2023	$—
Non-controlling interest contribution in Drykon	4,520
Net loss attributable to non-controlling interest (40%)	(201)
Balance, December 31, 2023	$4,319